UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Equity Trust Inc.
Third Quarter Report
September 30, 2009
To Our Shareholders,
          During the third quarter of 2009, The Gabelli Equity Trust’s (the “Fund”) total return was 25.1% on a net asset value (“NAV”) basis compared with the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average of 15.6% and 15.8%, respectively.
          Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results
Average Annual Returns through September 30, 2009 (a)

									Since
		Year to							Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	25.10%	34.93%	(4.26)%	(4.89)%	3.98%	4.46%	7.86%	7.76%	9.68%
Investment Total Return (c)	14.76	55.25	(12.50)	(4.26)	2.88	4.25	7.77	7.87	9.43
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	(0.15)	7.62	7.99	8.88 (d)
Dow Jones Industrial Average	15.79	13.56	(7.35)	(3.34)	1.88	1.66	8.75	9.27	10.17 (d)
Nasdaq Composite Index	15.66	34.58	1.46	(2.05)	2.27	(2.54)	7.05	7.80	7.71

(a)
Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)
Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)
Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES
Quarter Ended September 30, 2009 (Unaudited)

		Ownership at
		September 30,
	Shares	2009

NET PURCHASES
Common Stocks
Artio Global Investors Inc.	100,000	100,000
BBA Aviation plc	600,000	603,000
Cenveo Inc.	55	55
Citigroup Inc.	90,000	250,000
Cooper Industries plc, Cl. A	225,000	225,000
Covidien plc	5,000	25,000
Dana Holding Corp.	200,000	200,000
Fastweb	5,000	5,000
General Electric Co.	20,000	220,000
Gray Television Inc., Cl. A	2,000	20,000
Grupo TMM SA, Cl. A, ADR (a)	3,000	3,000
GVT (Holding) SA	20,000	20,000
Ingersoll-Rand plc	40,000	40,000
Macy’s Inc.	10,000	240,000
Media General Inc., Cl. A	6,200	218,000
MEMC Electronic Materials Inc.	5,000	5,000
Rovi Corp.	60,000	60,000
Sara Lee Corp.	100,000	450,000
Sprint Nextel Corp.	410,000	1,200,000
Superior Industries International Inc.	2,000	37,000
The Boeing Co.	7,000	110,000
The Interpublic Group of Companies Inc.	13,000	340,000
Time Warner Cable Inc.	6,024	83,000
Viacom Inc., Cl. A	5,000	310,000
Vivo Participacoes SA, ADR (b)	13,938	56,938
Walgreen Co.	10,000	100,000
Watson Pharmaceuticals Inc.	6,000	6,000

		Ownership at
		September 30,
	Shares	2009

NET SALES
Common Stocks
Accor SA	(40)	5,230
Acuity Brands Inc.	(1,000)	3,000
American International Group Inc. (c)	(95,000)	5,000
AMETEK Inc.	(2,000)	252,000
Cooper Industries Ltd., Cl. A	(225,000)	—
Danone	(4)	249,370
Flowserve Corp.	(1,000)	146,000
Givaudan SA	(1)	2,266
Gray Television Inc.	(68,000)	42,000
Grupo TMM SA, Cl. A, ADR (a)	(15,000)	—
Ingersoll-Rand Co. Ltd., Cl. A	(40,000)	—
Macrovision Solutions Corp.	(65,341)	—
Moody’s Corp.	(20,000)	45,000
Nashua Corp.	(72,500)	—
Omnova Solutions Inc.	(6,018)	285,000
O’Reilly Automotive Inc.	(20,000)	130,000
Pactiv Corp.	(2,000)	78,000
PepsiCo Inc.	(2,000)	138,000
Proliance International Inc.	(100,000)	—
Rollins Inc.	(5,000)	1,044,600
Rolls-Royce Group plc, Cl. C (d)	(102,960,000)	—
State Street Corp.	(7,000)	123,000
Telemig Celular Participacoes SA, ADR (b)	(5,087)	—
The Fairchild Corp., Cl. A	(12,900)	120,000
Vivendi	(576)	400,000

(a)	Reverse Split – 1:5
(b)	Merger – 2.74 shares of Vivo Participacoes SA, ADR for 1 share of Telemig Celular Participacoes SA, ADR
(c)	Reverse Split – 1:20
(d)	Tender Offer – £0.001 for every 1 share

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 99.0%
	Food and Beverage — 12.0%
32,000	Brown-Forman Corp., Cl. A	$1,634,240
6,250	Brown-Forman Corp., Cl. B	301,375
120,000	Cadbury plc, ADR	6,145,200
70,000	Campbell Soup Co.	2,283,400
50,000	China Mengniu Dairy Co. Ltd.†	127,999
15,000	Coca-Cola Enterprises Inc.	321,150
100,000	Constellation Brands Inc., Cl. A†	1,515,000
45,000	Corn Products International Inc.	1,283,400
249,370	Danone	15,027,301
300,000	Davide Campari - Milano SpA	2,691,114
190,000	Dean Foods Co.†	3,380,100
60,000	Del Monte Foods Co.	694,800
204,000	Diageo plc, ADR	12,543,960
120,000	Dr. Pepper Snapple Group Inc.†	3,450,000
70,000	Flowers Foods Inc.	1,840,300
97,000	Fomento Economico Mexicano SAB de CV, ADR	3,690,850
25,000	General Mills Inc.	1,609,500
775,000	Grupo Bimbo SAB de CV, Cl. A	4,316,274
100,000	H.J. Heinz Co.	3,975,000
36,000	Heineken NV	1,659,711
140,000	ITO EN Ltd.	2,592,102
60,000	ITO EN Ltd., Preference	653,038
16,000	Kellogg Co.	787,680
68,000	Kerry Group plc, Cl. A	1,940,412
100,000	Kraft Foods Inc., Cl. A	2,627,000
11,500	LVMH Moet Hennessy Louis Vuitton SA	1,156,630
1,000	MEIJI Holdings Co. Ltd.†	42,667
70,000	Morinaga Milk Industry Co. Ltd.	349,357
25,000	Nestlé SA	1,065,329
540,000	PepsiAmericas Inc.	15,422,400
138,000	PepsiCo Inc.	8,095,080
50,587	Pernod-Ricard SA	4,017,438
64,000	Ralcorp Holdings Inc.†	3,742,080
37,000	Remy Cointreau SA	1,547,713
450,000	Sara Lee Corp.	5,013,000
75,000	The Coca-Cola Co.	4,027,500
20,000	The Hain Celestial Group Inc.†	383,400
70,000	The Hershey Co.	2,720,200
2,000	The J.M. Smucker Co.	106,020
125,660	Tootsie Roll Industries Inc.	2,988,195
140,000	Tyson Foods Inc., Cl. A	1,768,200
400,000	YAKULT HONSHA Co. Ltd.	10,672,311

		140,208,426

		Market
Shares		Value

	Financial Services — 9.3%
540,000	American Express Co.	$18,306,000
5,000	American International Group Inc.†	220,550
6,000	Ameriprise Financial Inc.	217,980
19,452	Argo Group International Holdings Ltd.†	655,143
100,000	Artio Global Investors Inc.†	2,615,000
90,000	Banco Santander SA, ADR	1,453,500
134	Berkshire Hathaway Inc., Cl. A†	13,534,000
10,000	Calamos Asset Management Inc., Cl. A	130,600
250,000	Citigroup Inc.	1,210,000
140,000	Commerzbank AG, ADR†	1,778,000
146,000	Deutsche Bank AG	11,208,420
50,000	Federal National Mortgage Association†	76,000
20,000	Fortress Investment Group LLC, Cl. A†	104,000
20,000	H&R Block Inc.	367,600
25,000	Interactive Brokers Group Inc., Cl. A†	496,750
210,000	Janus Capital Group Inc.	2,977,800
70,088	JPMorgan Chase & Co.	3,071,256
220,000	Legg Mason Inc.	6,826,600
132,000	Leucadia National Corp.†	3,263,040
5,000	Loews Corp.	171,250
260,000	Marsh & McLennan Companies Inc.	6,429,800
45,000	Moody’s Corp.	920,700
22,000	Och-Ziff Capital Management Group LLC, Cl. A	267,740
2,500	Prudential Financial Inc.	124,775
123,000	State Street Corp.	6,469,800
20,000	SunTrust Banks Inc.	451,000
150,000	T. Rowe Price Group Inc.	6,855,000
5,000	The Allstate Corp.	153,100
160,038	The Bank of New York Mellon Corp.	4,639,502
10,000	The Blackstone Group LP	142,000
43,000	The Charles Schwab Corp.	823,450
15,000	The Dun & Bradstreet Corp.	1,129,800
115,000	The Phoenix Companies Inc.†	373,750
3,000	The Travelers Companies Inc.	147,690
100,000	Waddell & Reed Financial Inc., Cl. A	2,845,000
299,910	Wells Fargo & Co.	8,451,464

		108,908,060

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Energy and Utilities — 7.7%
3,500	AGL Resources Inc.	$123,445
68,000	Allegheny Energy Inc.	1,803,360
70,000	Apache Corp.	6,428,100
247,000	BP plc, ADR	13,147,810
61,000	CH Energy Group Inc.	2,702,910
65,000	CMS Energy Corp.	871,000
314,000	ConocoPhillips	14,180,240
70,000	Constellation Energy Group Inc.	2,265,900
2,800	Diamond Offshore Drilling Inc.	267,456
60,000	DPL Inc.	1,566,000
12,000	DTE Energy Co.	421,680
200,000	Duke Energy Corp.	3,148,000
300,000	El Paso Corp.	3,096,000
265,000	El Paso Electric Co.†	4,682,550
75,000	Exxon Mobil Corp.	5,145,750
23,000	FPL Group Inc.	1,270,290
68,000	Great Plains Energy Inc.	1,220,600
220,000	Halliburton Co.	5,966,400
20,000	Marathon Oil Corp.	638,000
10,000	Mirant Corp.†	164,300
140,000	Mirant Corp., Escrow† (a)	0
2,000	Niko Resources Ltd., New York	156,061
1,000	Niko Resources Ltd., Toronto	78,224
10,000	NiSource Inc.	138,900
200,000	Northeast Utilities	4,748,000
19,000	Oceaneering International Inc.†	1,078,250
1,500	PetroChina Co. Ltd., ADR	170,625
3,500	Petroleo Brasileiro SA, ADR	160,650
100,000	Progress Energy Inc., CVO†	23,000
200,000	Rowan Companies Inc.	4,614,000
5,000	SJW Corp.	114,250
20,000	Southwest Gas Corp.	511,600
130,000	Spectra Energy Corp.	2,462,200
60,000	The AES Corp.†	889,200
10,000	Transocean Ltd.†	855,300
270,000	Westar Energy Inc.	5,267,700

		90,377,751

	Cable and Satellite — 7.2%
1,475,000	Cablevision Systems Corp., Cl. A	35,031,250
110,000	Comcast Corp., Cl. A, Special	1,768,800
120,000	DISH Network Corp., Cl. A†	2,311,200
26,740	EchoStar Corp., Cl. A†	493,620
176,770	Liberty Global Inc., Cl. A†	3,989,699
139,001	Liberty Global Inc., Cl. C†	3,121,962
495,690	Rogers Communications Inc., Cl. B, New York	13,978,458

Shares/		Market
Units		Value

19,310	Rogers Communications Inc., Cl. B, Toronto	$545,221
125,000	Scripps Networks Interactive Inc., Cl. A	4,618,750
160,000	Shaw Communications Inc., Cl. B, New York	2,881,600
40,000	Shaw Communications Inc., Cl. B, Toronto	724,046
410,000	The DIRECTV Group Inc.†	11,307,800
83,000	Time Warner Cable Inc.	3,576,470

		84,348,876

	Diversified Industrial — 6.7%
3,000	Acuity Brands Inc.	96,630
160,000	Ampco-Pittsburgh Corp.	4,254,400
160,000	Baldor Electric Co.	4,374,400
225,000	Cooper Industries plc, Cl. A	8,453,250
250,000	Crane Co.	6,452,500
220,000	General Electric Co.	3,612,400
190,000	Greif Inc., Cl. A	10,459,500
18,000	Greif Inc., Cl. B	939,060
440,000	Honeywell International Inc.	16,346,000
250,000	ITT Corp.	13,037,500
30,000	Material Sciences Corp.†	58,500
100,000	Park-Ohio Holdings Corp.†	872,000
1,000	Pentair Inc.	29,520
19,000	Sulzer AG	1,640,934
70,000	Trinity Industries Inc.	1,203,300
205,000	Tyco International Ltd.	7,068,400

		78,898,294

	Telecommunications — 6.0%
65,000	BCE Inc.	1,603,550
15,000	Bell Aliant Regional Communications Income Fund (a)(b)	391,177
30,000	Brasil Telecom Participacoes SA, ADR	1,599,000
1,700,000	BT Group plc	3,531,931
7,040,836	Cable & Wireless Jamaica Ltd.† (c)	28,616
835,000	Cincinnati Bell Inc.†	2,922,500
170,000	Deutsche Telekom AG, ADR	2,322,200
5,000	Fastweb†	140,482
5,000	France Telecom SA, ADR	134,600
45,000	Frontier Communications Corp.	339,300
20,000	GVT (Holding) SA†	458,117
30,000	Hellenic Telecommunications Organization SA	496,078
8,500	Hellenic Telecommunications Organization SA, ADR	71,060

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
95,000	Koninklijke KPN NV	$1,575,780
360,000	Qwest Communications International Inc.	1,371,600
1,200,000	Sprint Nextel Corp.†	4,740,000
184,000	Tele Norte Leste Participacoes SA, ADR	3,457,360
48,000	Telecom Argentina SA, ADR†	767,520
1,000,000	Telecom Italia SpA	1,754,566
205,000	Telefonica SA, ADR	16,996,550
55,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	959,200
265,000	Telephone & Data Systems Inc.	8,217,650
360,000	Telephone & Data Systems Inc., Special	10,684,800
60,000	Telmex Internacional SAB de CV, ADR	837,000
15,000	TELUS Corp.	483,912
150,000	Verizon Communications Inc.	4,540,500
5,169	Windstream Corp.	52,362

		70,477,411

	Entertainment — 5.9%
137,700	Aruze Corp.†	2,253,454
32,000	Canal+ Groupe	261,110
2,002	Chestnut Hill Ventures† (a)	67,527
134,500	Discovery Communications Inc., Cl. A†	3,885,705
134,500	Discovery Communications Inc., Cl. C†	3,501,035
3,000	DreamWorks Animation SKG Inc., Cl. A†	106,710
690,000	Grupo Televisa SA, ADR	12,827,100
430,000	Liberty Media Corp. - Entertainment, Cl. A†	13,377,300
125	Live Nation Inc.†	1,024
100,000	Pinnacle Entertainment Inc.†	1,019,000
10,000	Regal Entertainment Group, Cl. A	123,200
10,000	The Walt Disney Co.	274,600
300,000	Time Warner Inc.	8,634,000
114,000	Tokyo Broadcasting System Holdings Inc.	1,939,264
310,000	Viacom Inc., Cl. A†	9,129,500
400,000	Vivendi	12,377,078

		69,777,607

		Market
Shares		Value

	Equipment and Supplies — 5.2%
252,000	AMETEK Inc.	$8,797,320
4,000	Amphenol Corp., Cl. A	150,720
94,000	CIRCOR International Inc.	2,656,440
193,000	Donaldson Co. Inc.	6,683,590
50,000	Fedders Corp.† (a)	0
146,000	Flowserve Corp.	14,386,840
23,000	Franklin Electric Co. Inc.	659,410
95,000	Gerber Scientific Inc.†	568,100
85,000	GrafTech International Ltd.†	1,249,500
318,000	IDEX Corp.	8,888,100
40,000	Ingersoll-Rand plc	1,226,800
102,000	Lufkin Industries Inc.	5,424,360
11,000	Mueller Industries Inc.	262,570
2,000	Sealed Air Corp.	39,260
75,000	Tenaris SA, ADR	2,671,500
4,000	The Manitowoc Co. Inc.	37,880
90,000	The Weir Group plc	974,477
190,000	Watts Water Technologies Inc., Cl. A	5,747,500

		60,424,367

	Consumer Products — 4.1%
70,000	Avon Products Inc.	2,377,200
17,000	Christian Dior SA	1,679,203
12,000	Church & Dwight Co. Inc.	680,880
12,000	Clorox Co.	705,840
140,000	Eastman Kodak Co.	669,200
105,000	Energizer Holdings Inc.†	6,965,700
120,000	Fortune Brands Inc.	5,157,600
2,266	Givaudan SA	1,699,008
60,000	Hanesbrands Inc.†	1,284,000
32,000	Harley-Davidson Inc.	736,000
4,000	Jarden Corp.	112,280
8,000	Mattel Inc.	147,680
14,000	National Presto Industries Inc.	1,211,140
10,000	Oil-Dri Corp. of America	145,000
78,000	Pactiv Corp.†	2,031,900
56,000	Reckitt Benckiser Group plc	2,736,815
33,000	Svenska Cellulosa AB, Cl. B	447,331
975,000	Swedish Match AB	19,580,139
5,000	The Procter & Gamble Co.	289,600

		48,656,516

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Health Care — 3.4%
12,000	Abbott Laboratories	$593,640
14,046	Allergan Inc.	797,251
40,000	Amgen Inc.†	2,409,200
20,000	Baxter International Inc.	1,140,200
2,000	Becton, Dickinson and Co.	139,500
35,000	Biogen Idec Inc.†	1,768,200
120,000	Boston Scientific Corp.†	1,270,800
85,000	Bristol-Myers Squibb Co.	1,914,200
2,000	Cephalon Inc.†	116,480
25,000	Covidien plc	1,081,500
4,000	GlaxoSmithKline plc, ADR	158,040
30,000	Henry Schein Inc.†	1,647,300
18,000	Hospira Inc.†	802,800
60,000	Johnson & Johnson	3,653,400
80,000	Life Technologies Corp.†	3,724,000
10,000	Mead Johnson Nutrition Co., Cl. A	451,100
55,000	Merck & Co. Inc.	1,739,650
10,000	Nobel Biocare Holding AG	330,985
98,000	Novartis AG, ADR	4,937,240
100,000	Schering-Plough Corp.	2,825,000
50,000	SSL International plc	511,411
110,000	UnitedHealth Group Inc.	2,754,400
6,000	Watson Pharmaceuticals Inc.†	219,840
66,000	William Demant Holding A/S†	4,904,218
7,000	Zimmer Holdings Inc.†	374,150

		40,264,505

	Automotive: Parts and Accessories — 3.2%
2,000	BERU AG	222,401
86,000	BorgWarner Inc.	2,602,360
173,000	CLARCOR Inc.	5,425,280
200,000	Dana Holding Corp.†	1,362,000
280,000	Genuine Parts Co.	10,656,800
200,000	Johnson Controls Inc.	5,112,000
135,000	Midas Inc.†	1,269,000
330,000	Modine Manufacturing Co.	3,059,100
130,000	O’Reilly Automotive Inc.†	4,698,200
175,000	Standard Motor Products Inc.	2,660,000
37,000	Superior Industries International Inc.	525,400

		37,592,541

	Publishing — 2.9%
10,000	Idearc Inc.†	250
1,690,587	Il Sole 24 Ore	5,900,331
348,266	Independent News & Media plc†	101,928
218,000	Media General Inc., Cl. A	1,863,900
122,000	Meredith Corp.	3,652,680
1,400,000	News Corp., Cl. A	16,786,000

		Market
Shares		Value

20,000	News Corp., Cl. B	$279,800
332	Seat Pagine Gialle SpA†	112
50,333	The E.W. Scripps Co., Cl. A†	377,497
182,000	The McGraw-Hill Companies Inc.	4,575,480

		33,537,978

	Business Services — 2.2%
6,000	ACCO Brands Corp.†	43,320
16,850	Ascent Media Corp., Cl. A†	431,360
310,000	BPW Acquisition Corp.†	3,034,900
55	Cenveo Inc.†	381
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	840,000
186,554	Contax Participacoes SA, ADR	408,553
100,000	Diebold Inc.	3,293,000
200,000	G4S plc	705,108
1,000	Hertz Global Holdings Inc.†	10,830
12,000	Jardine Matheson Holdings Ltd.	364,800
92,000	Landauer Inc.	5,058,160
40,500	MasterCard Inc., Cl. A	8,187,075
50,000	Monster Worldwide Inc.†	874,000
340,000	The Interpublic Group of Companies Inc.†	2,556,800
8,000	Visa Inc., Cl. A	552,880

		26,361,167

	Aviation: Parts and Services — 2.1%
350,000	Curtiss-Wright Corp.	11,945,500
300,000	GenCorp Inc.†	1,608,000
104,000	Precision Castparts Corp.	10,594,480
120,000	The Fairchild Corp., Cl. A†	1,440

		24,149,420

	Consumer Services — 2.0%
100,000	IAC/InterActiveCorp.†	2,019,000
210,000	Liberty Media Corp. - Interactive, Cl. A†	2,303,700
1,044,600	Rollins Inc.	19,690,710

		24,013,410

	Retail — 1.9%
100,000	AutoNation Inc.†	1,808,000
500	AutoZone Inc.†	73,110
40,000	Coldwater Creek Inc.†	328,000
50,000	Costco Wholesale Corp.	2,823,000
75,000	CVS Caremark Corp.	2,680,500
10,108	Denny’s Corp.†	26,887
27,000	HSN Inc.†	439,560
240,000	Macy’s Inc.	4,389,600
50,000	Sally Beauty Holdings Inc.†	355,500
50,000	SUPERVALU Inc.	753,000

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Retail (Continued)
225,000	The Great Atlantic & Pacific Tea Co. Inc.†	$2,004,750
50,000	Wal-Mart Stores Inc.	2,454,500
100,000	Walgreen Co.	3,747,000
32,000	Whole Foods Market Inc.†	975,680

		22,859,087

	Aerospace — 1.8%
603,000	BBA Aviation plc	1,525,521
30,899	Kaman Corp.	679,160
8,000	Lockheed Martin Corp.	624,640
65,000	Northrop Grumman Corp.	3,363,750
1,200,000	Rolls-Royce Group plc†	9,028,959
110,000	The Boeing Co.	5,956,500

		21,178,530

	Specialty Chemicals — 1.7%
13,000	Ashland Inc.	561,860
30,000	E.I. du Pont de Nemours and Co.	964,200
500,000	Ferro Corp.	4,450,000
4,000	FMC Corp.	225,000
45,000	H.B. Fuller Co.	940,500
70,000	International Flavors & Fragrances Inc.	2,655,100
285,000	Omnova Solutions Inc.†	1,846,800
260,000	Sensient Technologies Corp.	7,220,200
100,000	Zep Inc.	1,625,000

		20,488,660

	Machinery — 1.7%
20,000	Caterpillar Inc.	1,026,600
20,000	CNH Global NV†	341,600
435,000	Deere & Co.	18,670,200

		20,038,400

	Hotels and Gaming — 1.6%
5,230	Accor SA	291,134
200,000	Gaylord Entertainment Co.†	4,020,000
45,000	Interval Leisure Group Inc.†	561,600
1,100,058	Ladbrokes plc	3,294,619
90,000	Las Vegas Sands Corp.†	1,515,600
3,900,000	Mandarin Oriental International Ltd.	5,187,000
140,000	MGM Mirage†	1,685,600
44,000	Orient-Express Hotels Ltd., Cl. A	506,440
34,000	Starwood Hotels & Resorts Worldwide Inc.	1,123,020
200,000	The Hongkong & Shanghai Hotels Ltd.	259,095
2,000	Wynn Resorts Ltd.†	141,780

		18,585,888

		Market
Shares		Value

	Electronics — 1.3%
6,000	Advanced Micro Devices Inc.†	$33,960
16,000	Bel Fuse Inc., Cl. A	296,160
5,000	Hitachi Ltd., ADR†	152,900
180,000	Intel Corp.	3,522,600
80,000	LSI Corp.†	439,200
5,000	MEMC Electronic Materials Inc.†	83,150
20,000	Molex Inc., Cl. A	375,800
7,500	NEC Corp., ADR† (a)	23,567
60,000	Rovi Corp.†	2,016,000
35,000	Royal Philips Electronics NV	852,600
275,000	Texas Instruments Inc.	6,514,750
62,000	Tyco Electronics Ltd.	1,381,360

		15,692,047

	Communications Equipment — 1.3%
480,000	Corning Inc.	7,348,800
80,000	Motorola Inc.	687,200
100	Nortel Networks Corp.†	9
250,000	Thomas & Betts Corp.†	7,520,000

		15,556,009

	Wireless Communications — 1.3%
95,000	America Movil SAB de CV, Cl. L, ADR	4,163,850
14,000	Clearwire Corp., Cl. A†	113,820
1,700	NTT DoCoMo Inc.	2,715,758
32,165	Tim Participacoes SA, ADR	791,259
115,400	United States Cellular Corp.†	4,508,678
56,938	Vivo Participacoes SA, ADR	1,437,684
45,000	Vodafone Group plc, ADR	1,012,500

		14,743,549

	Metals and Mining — 1.2%
15,000	Agnico-Eagle Mines Ltd.	1,017,750
70,000	Alcoa Inc.	918,400
88,000	Barrick Gold Corp.	3,335,200
4,000	Freeport-McMoRan Copper & Gold Inc.	274,440
75,000	Ivanhoe Mines Ltd.†	959,250
52,000	New Hope Corp. Ltd.	263,778
155,000	Newmont Mining Corp.	6,823,100

		13,591,918

	Agriculture — 1.0%
295,000	Archer-Daniels-Midland Co.	8,619,900
31,000	Monsanto Co.	2,399,400
15,000	Syngenta AG, ADR	689,250
10,000	The Mosaic Co.	480,700

		12,189,250

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Environmental Services — 0.7%
97,000	Republic Services Inc.	$2,577,290
200,000	Waste Management Inc.	5,964,000

		8,541,290

	Automotive — 0.7%
125,000	Navistar International Corp.†	4,677,500
96,750	PACCAR Inc.	3,648,442

		8,325,942

	Broadcasting — 0.7%
380,400	CBS Corp., Cl. A, Voting	4,587,624
10,343	Citadel Broadcasting Corp.†	641
2,000	Cogeco Inc.	47,616
25,334	Corus Entertainment Inc., Cl. B, New York	430,425
6,666	Corus Entertainment Inc., Cl. B, Toronto	113,440
42,000	Gray Television Inc.†	97,440
20,000	Gray Television Inc., Cl. A†	46,400
77,000	Liberty Media Corp. - Capital, Cl. A†	1,610,840
50,000	LIN TV Corp., Cl. A†	236,500
100,000	Television Broadcasts Ltd.	430,965

		7,601,891

	Computer Software and Services — 0.6%
8,000	Alibaba.com Ltd.	18,581
10,000	Check Point Software Technologies Ltd.†	283,500
100,000	NCR Corp.†	1,382,000
40,000	Rockwell Automation Inc.	1,704,000
25,256	Telecom Italia Media SpA†	4,731
185,000	Yahoo! Inc.†	3,294,850

		6,687,662

	Real Estate — 0.5%
2,000	Brookfield Asset Management Inc., Cl. A	45,420
55,500	Griffin Land & Nurseries Inc.	1,776,000
145,000	The St. Joe Co.†	4,222,400

		6,043,820

	Transportation — 0.5%
100,000	AMR Corp.†	795,000
165,000	GATX Corp.	4,611,750
3,000	Grupo TMM SA, Cl. A, ADR†	11,730

		5,418,480

	Closed-End Funds — 0.4%
31,500	Royce Value Trust Inc.	325,080

		Market
Shares		Value

104,000	The Central Europe and Russia Fund Inc.	$3,380,000
70,000	The New Germany Fund Inc.	838,600

		4,543,680

	Manufactured Housing and Recreational Vehicles — 0.1%
150,000	Champion Enterprises Inc.†	69,000
20,000	Huttig Building Products Inc.†	16,400
7,000	Martin Marietta Materials Inc.	644,490
10,000	Nobility Homes Inc.	90,800
30,000	Skyline Corp.	676,800

		1,497,490

	Real Estate Investment Trusts — 0.1%
2,000	Camden Property Trust	80,600
24,984	Rayonier Inc.	1,022,095

		1,102,695

	TOTAL COMMON STOCKS	1,162,682,617

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
25,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	862,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	862,500

	WARRANTS — 0.0%
	Business Services — 0.0%
310,000	BPW Acquisition Corp., expire 02/26/14†	150,350

		150,350

	Energy and Utilities — 0.0%
12,183	Mirant Corp., Ser. A, expire 01/03/11†	18,031

	TOTAL WARRANTS	168,381

Principal
Amount

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Retail — 0.3%
$3,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	3,159,750

	TOTAL CONVERTIBLE CORPORATE BONDS	3,159,750

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Principal		Market
Amount		Value

	CORPORATE BONDS — 0.0%
	Consumer Products — 0.0%
$1,000,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/17† (a)	$0

	TOTAL CORPORATE BONDS	0

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
	U.S. Treasury Bills — 0.6%
6,990,000	U.S. Treasury Bills, 0.152% to 0.305%††, 10/15/09 to 03/25/10 (d)	6,986,239

		6,986,239

TOTAL INVESTMENTS — 100.0% (Cost $1,075,255,620)		$1,173,859,487

	Aggregate book cost	$1,075,255,620

	Gross unrealized appreciation	$275,820,023
	Gross unrealized depreciation	(177,216,156)

	Net unrealized appreciation/depreciation	$98,603,867

Number of		Expiration	Unrealized
Contracts		Date	Depreciation

	FUTURES CONTRACTS — SHORT POSITION — 0.0%
190	S & P 500 Emini Futures	12/18/2009	$(72,675)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $482,271 or 0.04% of total investments.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of the Rule 144A security amounted to $391,177 or 0.03% of total investments.

(c)	At September 30, 2009, the Fund held an investment in a restricted security amounting to $28,616 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

				09/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0041

(d)	At September 30, 2009, $1,500,000 of the principal was pledged as collateral for futures contracts.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	77.3%	$906,929,703
Europe	17.2	201,636,177
Latin America	3.6	42,774,727
Japan	1.8	21,394,417
Asia/Pacific	0.1	1,124,463

Total Investments	100.0%	$1,173,859,487

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities	$90,377,751	$—	$0	$90,377,751
Entertainment	69,710,080	—	67,527	69,777,607
Equipment and Supplies	60,424,367	—	0	60,424,367
Electronics	15,668,480	23,567	—	15,692,047
Other Industries (a)	926,410,845	—	—	926,410,845

Total Common Stocks	1,162,591,523	23,567	67,527	1,162,682,617

Convertible Preferred Stocks (a)	862,500	—	—	862,500
Warrants (a)	168,381	—	—	168,381
Convertible Corporate Bonds	—	3,159,750	—	3,159,750
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	6,986,239	—	6,986,239

TOTAL INVESTMENTS IN SECURITIES	$1,163,622,404	$10,169,556	$67,527	$1,173,859,487

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Futures Contracts — Short Position	$(72,675)	$—	$—	$(72,675)
Contract for Difference Swap Agreement	—	(41,505)	—	(41,505)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(72,675)	$(41,505)	$—	$(114,180)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities	$33,000	$—	$—	$—	$—	$(33,000)	$0	$—
Entertainment	67,427	—	—	100	—	—	67,527	100
Equipment and Supplies	0	—	—	—	—	—	0	—

Total Common Stocks	100,427	—	—	100	—	(33,000)	67,527	100

Corporate Bonds	0	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$100,427	$—	$—	$100	$—	$(33,000)	$67,527	$100

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. There were no open option contracts at September 30, 2009.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or to hedge or protect its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     At September 30, 2009, there were no open interest rate swap agreements.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2009 is as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$1,395,139 (180,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$(41,505)
     For open derivative instruments as of September 30, 2009, see the preceding tables, which are also indicative of activity for the year ended December 31, 2008.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at September 30, 2009 are reflected within the Schedule of Investments.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,677,238 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

DIRECTORS AND OFFICERS
THE GABELLI EQUITY TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors	Officers
Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
   GAMCO Investors, Inc.

Dr. Thomas E. Bratter
   President & Founder, John Dewey Academy

Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.

James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.
   President & Chief Executive Officer,
   American Gaming Association

Arthur V. Ferrara
   Former Chairman & Chief Executive Officer,
   Guardian Life Insurance Company of America

Anthony R. Pustorino
   Certified Public Accountant,
   Professor Emeritus, Pace University

Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.
Bruce N. Alpert
   President

Carter W. Austin
   Vice President

Peter D. Goldstein
   Chief Compliance Officer

Molly A.F. Marion
   Vice President & Ombudsman

Agnes Mullady
   Treasurer & Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.875%	6.20%
	Common	Preferred	Preferred
NYSE–Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	179,572,034	2,363,860	5,850,402
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/27/09

*	Print the name and title of each signing officer under his or her signature.